FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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PETROLEUM & RESOURCES CORPORATION
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2013

(unaudited)

	Shares	Value (A)
Common Stocks — 99.1%

Energy — 79.5%
Exploration & Production — 23.6%
Anadarko Petroleum Corp.	300,000	$27,897,000
Devon Energy Corp.	79,000	4,563,040
Energen Corp.	175,000	13,368,250
EOG Resources, Inc.	175,000	29,624,000
EQT Corp.	160,000	14,195,200
Marathon Oil Corp.	396,000	13,812,480
Newfield Exploration Co. (C)	270,000	7,389,900
Noble Energy, Inc.	305,000	20,438,050
Oasis Petroleum, Inc. (C)	150,000	7,369,500
Occidental Petroleum Corp.	405,000	37,883,700
Pioneer Natural Resources Co.	75,000	14,160,000
QEP Resources, Inc. (with attached rights)	165,000	4,568,850
Southwestern Energy Co. (C)	55,000	2,000,900

		197,270,870

Integrated Oil & Gas — 32.0%
Chevron Corp. (E)	830,000	100,845,000
ConocoPhillips	275,000	19,115,250
Exxon Mobil Corp. (E)(F)	1,483,430	127,634,317
Hess Corp.	250,000	19,335,000

		266,929,567

Pipelines — 2.2%
Kinder Morgan Inc.	250,000	8,892,500
Williams Companies, Inc.	250,000	9,090,000

		17,982,500

Refiners — 4.4%
HollyFrontier Corp.	110,000	4,632,100
Marathon Petroleum Corp.	190,000	12,220,800
Phillips 66	345,275	19,963,801

		36,816,701

Services — 17.3%
Baker Hughes, Inc.	60,000	2,946,000
FMC Technologies, Inc. (C)	150,000	8,313,000
Halliburton Co.	493,870	23,779,841
Nabors Industries Ltd. (E)	319,000	5,123,140
National Oilwell Varco, Inc. (E)	200,000	15,622,000
Oil States International Inc. (C)(E)	100,000	10,346,000
Schlumberger Ltd. (E)	625,000	55,225,000
Seadrill Ltd. (B)	200,003	9,016,135
Transocean Ltd. (C)	170,000	7,565,000
Weatherford International, Ltd. (C)	400,000	6,132,000

		144,068,116

Basic Materials — 18.8%
Chemicals — 15.6%
CF Industries Holdings, Inc. (E)	84,069	17,724,267
Dow Chemical Co.	547,500	21,024,000
E.I. du Pont de Nemours and Co. (E)	125,000	7,320,000
Eastman Chemical Co.	166,000	12,931,400
FMC Corp.	100,000	7,172,000
LyondellBasell Industries N.V. (Class A)	345,000	25,264,350
Monsanto Co.	194,400	20,289,528
Praxair, Inc. (E)	150,000	18,031,500

		129,757,045

Gold & Precious Metals — 0.9%
SPDR Gold Trust (C)(E)	60,000	7,690,200

Industrial Metals — 1.9%
Freeport-McMoRan Copper & Gold Inc. (E)	487,000	16,109,960

Mining — 0.4%
Peabody Energy Corp.	202,440	3,492,090

Utilities — 0.8%
National Fuel Gas Co. (B)(E)	100,000	6,876,000

Total Common Stocks (Cost $466,994,906)		826,993,049

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2013

(unaudited)

	Principal/ Shares	Value (A)
Short-Term Investments — 1.3%
Money Market Account — 1.3%
M&T Bank, 0.15%	$10,793,262	$10,793,261

Money Market Funds — 0.0%
Fidelity Institutional Money Market - Money Market Portfolio (Institutional Class), 0.08% (D)	100,000	100,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (D)	10,000	10,000
Vanguard Federal Money Market, 0.01% (D)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.04% (D)	10,000	10,000

		130,000

Total Short-Term Investments (Cost $10,923,261)		10,923,261

Securities Lending Collateral — 1.5%
(Cost $12,208,344)
Money Market Funds — 1.5%
Invesco Short-Term Investment Trust - Liquid Assets Portfolio (Institutional Class), 0.07% (D)	12,208,344	12,208,344

Total Investments — 101.9% (Cost $490,126,511)		850,124,654
Cash, receivables, prepaid expenses and other assets, less liabilities — (1.9)%		(15,668,500)

Net Assets — 100.0%		$834,456,154

Notes:

(A)	Common Stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $54,432,850.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $34,350,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2013

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
400	CF Industries Holdings, Inc.	$225	Nov 13	$60,752
415	Chevron Corp.	140	Dec 13	4,565
500	E.I. du Point de Nemours and Co.	62.50	Oct 13	3,500
750	Exxon Mobil Corp.	95	Jan 14	23,250
500	Freeport-McMoRan Copper & Gold Inc.	34	Nov 13	42,500
2,000	Nabors Industries Ltd.	18	Dec 13	68,000
500	National Fuel Gas Co.	70	Oct 13	37,500
500	National Oilwell Varco, Inc.	80	Nov 13	94,500
500	Oil States International Inc.	125	Dec 13	27,500
100	Praxair, Inc.	130	Oct 13	2,000
600	Schlumberger Ltd.	90	Nov 13	127,800
150	SPDR Gold Trust	130	Oct 13	24,750
150	SPDR Gold Trust	135	Nov 13	20,400
150	SPDR Gold Trust	150	Dec 13	6,450
150	SPDR Gold Trust	143	Mar 14	33,000

7,365				576,467

COLLATERALIZED PUTS
415	Chevron Corp.	100	Dec 13	20,750
500	Eastman Chemical Co.	67.50	Dec 13	52,500
500	Exxon Mobil Corp.	80	Oct 13	7,500
500	Exxon Mobil Corp.	77.50	Jan 14	41,500
500	Freeport-McMoRan Copper & Gold Inc.	26	Nov 13	5,500
400	Monsanto Co.	87.50	Oct 13	4,400
400	Monsanto Co.	90	Oct 13	5,600
500	Noble Energy, Inc.	57.50	Nov 13	15,000
250	Oil States International Inc.	70	Dec 13	6,250
600	Schlumberger Ltd.	70	Nov 13	8,400
150	SPDR Gold Trust	115	Nov 13	10,650

4,715				178,050

	Total Option Liability (Unrealized Gain of $393,131 on $1,147,648 Premiums Received)			$754,517

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Fund is an internally-managed closed-end fund emphasizing petroleum and other natural resource investments.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The Fund's investments at September 30, 2013 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$826,993,049	$--	$--	$826,993,049
Short-term investments	10,923,261	--	--	10,923,261
Securities lending collateral	12,208,344	--	--	12,208,344

Total investments	$850,124,654	$--	$--	$850,124,654

Written options	($754,517)	$--	$--	($754,517)

There were no transfers into or from Level 1 or Level 2 during the quarter ended September 30, 2013.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2013 was $490,126,511 and net unrealized appreciation aggregated $359,998,143, of which the related gross unrealized appreciation and depreciation were $376,174,049 and $16,175,906, respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At September 30, 2013, the Fund had securities on loan of $11,797,010 and held cash collateral of $12,208,344. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 ) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Petroleum & Resources Corporation

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 18, 2013

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	October 18, 2013